Cover	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	VerifyMe, Inc.
Entity Central Index Key	0001104038
Document Type	S-1/A
Amendment Flag	true
Amendment Description	CALCULATION OF REGISTRATION FEE Title of each class of securities to be registered (1) Proposed Maximum Aggregate Offering Price Amount of Registration Fee Units consisting of shares of Common Stock, par value $0.001 per share, and Warrants to purchase shares of Common Stock, par value $0.001 per share (2) $ 11,500,000 $ 1,492.70 Common Stock included as part of the Units — — Warrants to purchase shares of Common Stock included as part of the Units (3) — — Shares of Common Stock issuable upon exercise of the Warrants (4)(5) $ 11,500,000 $ 1,492.70 Representative’s Warrants (6) — — Shares of Common Stock issuable upon exercise of Representative’s Warrants (7) $ 880,000 $ 114.22 Total $ 23,880,000 $ 3,099.62 (8) (1) In the event of a stock split, stock dividend, or similar transaction involving our common stock, the number of shares registered shall automatically be increased to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act. (2) Includes stock and/or warrants that may be issued upon exercise of a 45-day option granted to the representative of the underwriters to cover over-allotments, if any. (3) In accordance with Rule 457(i) under the Securities Act, because the shares of the Registrant’s common stock underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby. (4) There will be issued warrants to purchase one share of common stock for every one share of common stock offered. The warrants are exercisable at a per share price of 100% of the common stock public offering price. (5) Includes shares of common stock which may be issued upon exercise of additional warrants which may be issued upon exercise of 45-day option granted to the representative of the underwriters to cover over-allotments, if any. (6) No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act. (7) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The warrants are exercisable at a per share exercise price equal to 110% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representative’s warrants is $880,000, which is equal to 110% of $800,000 (8% of $10,000,000). (8) $2,111.80 of which was previously paid. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false